CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Cash flows from operating activities
Net Income (loss)	$ 1,027	$ (1)	$ (5,133)
Depreciation and amortization	608	600	592
Investment loss	0	0	1,443
Bad debt expense	1,405	0	519
Changes in operating assets and liabilities
Accounts and notes receivable	(1,163)	(322)	(1,662)
Unbilled revenue	4,967	1,046	(5,351)
Other receivables and prepayments	917	1,020	1,180
Inventories	1,967	(1,458)	(41)
Taxes payable	330	(270)	(176)
Accounts payable	269	265	796
Advance from customers	(7,947)	(683)	7,378
Other payables and accruals	(14)	61	(58)
Net investment in sales-type leases	0	0	122
Net cash (used in) provided by operating activities	2,366	258	(391)
Cash flows from investing activities
Payment to purchase property and equipment	(27)	(168)	(22)
Proceeds from disposal of office equipment	28	31	29
Net cash (used in) provided by investing activities	1	(137)	7
Cash flows from financing activities
Proceeds from short-term loans due to related companies	(3)	0
Collection in amount due from related-party companies	0	0	1
Payment in loan to related companies	(3,711)	(2,077)	(15)
Net cash used in by financing activities	(3,714)	(2,077)	(14)
Effect of exchange rate changes on cash and cash equivalents	(76)	(9)	91
Net decrease in cash and cash equivalents	(1,423)	(1,965)	(307)
Cash and cash equivalents at beginning of year	4,166	6,132	6,439
Cash and cash equivalents at end of year	2,743	4,166	6,132
Supplemental disclosure of cash flow information
Interest paid	0	0	0
Income taxes paid	$ 0	$ 0	$ 0